Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue:
Health care services	€ 3,712,731	€ 3,606,807
Health care products	991,487	941,562
Revenue	4,704,218	4,548,369
Costs of revenue:
Health care services	3,022,039	2,899,969
Health care products	533,037	474,546
Costs of revenue	3,555,076	3,374,515
Operating (income) expenses:
Selling, general and administrative	782,154	789,973
Research and development	55,760	49,673
Income from equity method investees	(27,514)	(10,487)
Other operating income	(117,471)	(128,857)
Other operating expense	195,276	125,884
Operating income	260,937	347,668
Other (income) expense:
Interest income	(12,081)	(14,112)
Interest expense	94,653	83,209
Income before income taxes	178,365	278,571
Income tax expense	44,512	66,765
Net income	133,853	211,806
Net income attributable to noncontrolling interests	47,491	54,445
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 86,362	€ 157,361
Basic earnings per share	€ 0.29	€ 0.54
Diluted earnings per share	€ 0.29	€ 0.54